Wasatch International Growth Fund
WASATCH INTERNATIONAL GROWTH FUND — Summary
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Wasatch International Growth Fund Investor Class shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Wasatch International Growth Fund Investor Class shares
Management Fee	[1]	1.25%
Distribution/Service (12b-1) Fee	[1]	none
Other Expenses	[1]	0.32%
Total Annual Fund Operating Expenses	[1][2]	1.57%
[1]	The Fund's operating expenses have been restated to reflect a reduction in the management fee, effective January 31, 2011, as if such changes had been in effect during the entire fiscal year ended September 30, 2011. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.75% until at least January 31, 2013 (excluding interest, taxes, brokerage commissions, other investment related costs and extraordinary expenses). There were no reimbursements for the Fund during 2011. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE

This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund's Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Wasatch International Growth Fund Investor Class shares	160	496	856	1,868

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL STRATEGIES

The Fund invests primarily in foreign growth companies.

Under normal market conditions, we will invest the Fund's assets in the equity securities of foreign companies with market capitalizations of less than $5 billion at the time of purchase. Under normal market conditions, the Fund will invest in at least five of the countries included in the Morgan Stanley Capital International (MSCI) AC World Ex-U.S.A. Small Cap Index.

The Fund may invest a significant amount of its total assets (5% to 70% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging markets. Emerging market countries include those currently considered to be developing by the MSCI World Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

We travel extensively outside of the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by "bottom up" fundamental analysis to identify individual companies that we believe have above average revenue and earnings growth potential. We may invest in early stage companies if we believe they have outstanding long-term growth potential.

We do not use allocation models to restrict the Fund's investments to certain regions, countries or industries.

The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, financials, industrials, information technology, materials, consumer staples, health care and energy.

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund's investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund's investments may decline in value even when the overall stock market is not in general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

HISTORICAL PERFORMANCE

The following tables provide information on how the Investor Class of the Fund has performed over time.  The past performance, before and after taxes, of the Fund's Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund's Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund's performance over the time periods indicated to that of a broad based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund's website www.wasatchfunds.com.

WASATCH INTERNATIONAL GROWTH FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns*

Best — 6/30/09	41.88%
Worst — 9/30/08	-28.61%
[1]
Average Annual Total Returns — (as of 12/31/11)
Average Annual Total Returns - Wasatch International Growth Fund	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	(12.04%)	0.09%	9.99%	Jun. 28, 2002
Investor Class shares Return after taxes on distributions	(12.04%)	(0.51%)	9.35%	Jun. 28, 2002
Investor Class shares Return after taxes on distributions and sale of Fund shares	(7.82%)	(0.07%)	8.82%	Jun. 28, 2002
MSCI AC World Ex-U.S.A. Small Cap Index (reflects no deductions for fees, expenses or taxes)	(18.50%)	(1.73%)	10.38%
MSCI World Ex-U.S.A. Small Cap Index (reflects no deductions for fees, expenses or taxes)	(15.81%)	(3.23%)	8.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund's returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.

[1]	Prior to January 31, 2007, the Fund primarily invested in companies with market capitalizations of less than $2 billion at the time of purchase.